UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2026-CES2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): __________________

Robert A. Catarella, (203) 409-3596

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC

By: Ellington Management GROUP, L.L.C., as its manager

Date: June 10, 2026

/s/ Robert A. Catarella

Name: Robert A. Catarella

Title: Managing Director

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
1.	AMC Rating Agency Grades Report
2.	AMC Exception Report
3.	AMC Valuations Report
4.	AMC Supplemental Report

99.02	Consolidated Analytics, Inc. (“CA”) Narrative
1.	CA Rating Agency Grades Report
2.	CA Valuations Report
3.	CA Data Compare Report
4.	CA Supplemental Report
5.	CA Due Diligence Standard Report

99.03	Clarifii LLC (“Clarifii”) Narrative
1.	Clarifii Rating Agency Grades Summary Report
2.	Clarifii Rating Agency Grades Detail Report
3.	Clarifii Valuation Report
4.	Clarifii Data Compare Report
5.	Clarifii Supplemental Data Report
6.	Clarifii ATR or QM Report

99.04	Clayton Services LLC (“Clayton”) Narrative
1.	Clayton Conditions Summary
2.	Clayton Conditions Detail
3.	Clayton Loan Grades
4.	Clayton Tape Compare
5.	Clayton Non-ATR QM Upload
6.	Clayton Rating Agency ATR QM Data Field
7.	Clayton Standard Upload
8.	Clayton Valuations Summary
9.	Clayton Waived Conditions Summary

99.05	Digital Risk, LLC (“Digital Risk”) Narrative
1.	Digital Risk Summary Report
2.	Digital Risk Exception Report
3.	Digital Risk Valuation Report
4.	Digital Risk Rating Agency Report
5.	Digital Risk DI Summary Report
6.	Digital Risk DI Due Diligence Standard Report
7.	Digital Risk Supplemental Report
8.	Digital Risk Ellington CES Upload